Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 0	$ 0
Restricted cash	79,741	289,141
Accounts and other receivables	57,712	24,989
Accounts receivable—affiliate	57,211	21,060
Advances to affiliate	115,476	94,397
Inventory	69,179	26,198
Derivative assets	73,809	15,627
Derivative assets—related party	2,623	2,132
Other current assets	14,852	15,217
Other current assets—affiliate	5	633
Total current assets	470,608	489,394
Property, plant and equipment, net	12,507,419	11,138,825
Debt issuance and deferred financing costs, net	14,705	38,012
Non-current derivative assets	61,217	19,032
Non-current derivative assets—related party	1,933	3,381
Other non-current assets, net	55,630	31,709
Total assets	13,111,512	11,720,353
Current liabilities
Accounts payable	7,290	16,202
Accrued liabilities	369,980	162,205
Accrued liabilities—related party	2,531	0
Current debt	0	168,000
Due to affiliates	26,900	25,086
Derivative liabilities	46,486	13,576
Other current liabilities	364	0
Other current liabilities—affiliate	519	0
Total current liabilities	454,070	385,069
Current debt	0	0
Long-term debt, net	10,093,480	9,245,552
Non-current derivative liabilities	134,667	8,595
Other non-current liabilities	11,000	0
Other non-current liabilities—affiliate	1,284	0
Commitments and contingencies (see Note 13)
Member’s equity	2,417,578	2,081,137
Total liabilities and member’s equity	13,111,512	$ 11,720,353
Previously Reported [Member]
Current liabilities
Other non-current liabilities	$ 10,433